Marketable securities, Reconciliation of the movement FVOCI (Details) - FVOCI [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Reconciliation of the movement FVOCI [Abstract]
Opening balance	$ (1,282)	$ (558)
Revaluation adjustments	1,295	770
Movement of expected credit losses on assets measured at FVOCI	217	18
Closing balance	$ 230	$ 230